Land Use Rights, Net	12 Months Ended
Dec. 31, 2025
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

NOTE 10 – LAND USE RIGHTS, NET

Land use rights, stated at cost less accumulated amortization, consisted of the following:

	As of December 31,
	2025	2024
Land use rights - cost	$13,943,307	$9,737,032
Less:
Accumulated amortization	(825,287)	(539,054)
Land use rights, net	$13,118,020	$9,197,978

For the years ended December 31, 2025, 2024 and 2023, amortization expense amounted to $255,526 and $214,499 and $217,977, respectively. The following is a schedule of future amortization of land use rights as of December 31, 2025:

Year ending December 31,	Amount
2026	$296,312
2027	296,312
2028	296,312
2029	296,312
2030 and thereafter	11,932,772
Total	$13,118,020